Share-based Compensation (Details Narrative)			1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 06, 2023 shares	Jun. 10, 2022 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2020 shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2025 shares	Mar. 31, 2025	Mar. 31, 2025 Integer	Mar. 31, 2025 Director	Dec. 31, 2021 USD ($)	Sep. 30, 2018 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense				$ 462		$ 3,364			$ 923	$ 4,358	$ 5,649,000	$ 39,103,000
Number of directors															2	2
Unrecognized compensation costs				1,510,000					1,510,000		$ 3,208,000
Restricted Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in dollars per share) | $ / shares											$ 2.33	$ 218.40
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense				403		3,179			776	4,011	$ 5,132,000	$ 18,415,000
Unrecognized compensation costs				1,462,000					1,462,000		3,057,000
Preferred Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense												858,000
Account balance																	$ 5,700,000
Preferred Equity [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Account balance																	$ 3,800,000
Purchase price		$ 3,800,000
BMP Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance | shares				119,000,000					119,000,000				119,000,000
Vesting period									4 years		4 years
Ben Equity Incentive Plan [Member] | Restricted Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance | shares																		160,141
Shares reserved for issuance, as a percentage of fully diluted common units outstanding				15.00%					15.00%					15.00%
Awards settleable ratio				1.25					1.25					1.25
Ben Equity Incentive Plan [Member] | Restricted Equity Units [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted | shares								6,438
Increase in units granted rate	1.25
Increase in units granted | shares	1,610
Compensation expense			$ 5,200,000				$ 5,200,000			300,000	$ 300,000	$ 6,100,000
2023 Incentive Plan [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					2 years
Stock options granted | shares					100,000						100,000
2023 Incentive Plan [Member] | Director One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price | $ / shares					$ 1.23						$ 1.23
2023 Incentive Plan [Member] | Director Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price | $ / shares					$ 0.82						$ 0.82
2023 Incentive Plan [Member] | Restricted Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance, as a percentage of fully diluted common units outstanding														15.00%
Percentage of common units											15.00%
2023 Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance, as a percentage of fully diluted common units outstanding				15.00%					15.00%
Units granted | shares						817,619					817,619
Percentage of common units									15.00%
Weighted average grant date fair value amount						$ 2,400,000				$ 2,400,000	$ 2,400,000
2023 Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					1 year
2023 Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Director One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted | shares					138,212						138,212
Granted (in dollars per share) | $ / shares					$ 0.97						$ 0.97
2023 Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Director Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units granted | shares					207,317						207,317
Granted (in dollars per share) | $ / shares					$ 0.78						$ 0.78